Quarterly Report
March 31, 2021
Elfun International Equity Fund

Elfun International Equity Fund
Quarterly Report
March 31, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	4

Elfun International Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.0% †
Australia - 1.9%
BHP Group PLC (a)	133,192	$3,848,959
Brazil - 0.9%
Itau Unibanco Holding S.A. ADR (a)	355,135	1,761,470
Canada - 1.1%
Brookfield Asset Management Inc., Class A (a)	48,128	2,140,554
China - 0.6%
Alibaba Group Holding Ltd. ADR (a)(b)	5,115	1,159,724
France - 20.1%
Air Liquide S.A.	33,168	5,430,239
AXA S.A.	133,958	3,603,032
BNP Paribas S.A. (a)(b)	69,926	4,263,705
Dassault Systemes SE	11,441	2,452,660
LVMH Moet Hennessy Louis Vuitton SE	8,436	5,632,613
Safran S.A. (b)	33,082	4,512,170
Schneider Electric SE	44,450	6,804,528
Vivendi S.A.	112,948	3,716,936
Worldline S.A. (b)(c)	48,593	4,080,033
		40,495,916
Germany - 6.4%
adidas AG (b)	8,323	2,603,973
Fresenius SE & Company KGaA	14,917	665,863
HeidelbergCement AG	41,248	3,755,164
Infineon Technologies AG	52,281	2,221,574
SAP SE	29,164	3,579,145
		12,825,719
Hong Kong - 3.0%
AIA Group Ltd.	500,367	6,069,189
Ireland - 1.4%
Kerry Group PLC A Shares	22,645	2,839,784
Japan - 26.7%
Daikin Industries Ltd. (a)	24,600	4,968,977
Disco Corp.	11,300	3,553,620
FANUC Corp.	9,900	2,345,986
Fast Retailing Company Ltd.	4,820	3,844,223
Hoya Corp.	41,552	4,890,351
Kao Corp.	37,700	2,495,023
Keyence Corp.	3,300	1,501,276
Komatsu Ltd.	107,600	3,329,270
Mitsubishi UFJ Financial Group Inc.	794,926	4,256,631
Murata Manufacturing Company Ltd.	49,491	3,960,176
Nidec Corp.	15,073	1,832,631
Recruit Holdings Company Ltd.	94,000	4,594,516
Secom Company Ltd.	27,100	2,284,003
Shimadzu Corp.	80,857	2,930,609
	Number of Shares	Fair Value
Shiseido Company Ltd.	58,362	$3,920,025
Tokio Marine Holdings Inc.	64,598	3,077,905
		53,785,222
Netherlands - 6.9%
ASML Holding N.V.	11,321	6,878,977
ING Groep N.V.	316,315	3,878,251
Koninklijke DSM N.V.	18,511	3,139,386
		13,896,614
Norway - 1.5%
Equinor ASA	149,130	2,922,730
Portugal - 1.1%
Galp Energia SGPS S.A.	192,718	2,246,893
Spain - 2.1%
Industria de Diseno Textil S.A.	129,861	4,288,778
Sweden - 2.3%
Assa Abloy AB B Shares	158,528	4,565,071
Switzerland - 9.5%
Givaudan S.A.	249	963,564
Nestle S.A.	61,284	6,859,328
Novartis AG	68,875	5,910,890
Roche Holding AG	16,284	5,284,968
		19,018,750
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Company Ltd.	137,900	2,836,971
United Kingdom - 10.1%
Ashtead Group PLC	81,644	4,874,117
AstraZeneca PLC	49,629	4,962,250
London Stock Exchange Group PLC	36,340	3,479,599
Prudential PLC	181,791	3,863,838
Vodafone Group PLC	1,745,461	3,175,952
		20,355,756
Total Common Stock (Cost $131,334,482)		195,058,100
Short-Term Investments - 2.4%
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (a)(d)(e)	2,480,555	2,480,555
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (d)(e)	2,463,601	2,463,601
Total Short-Term Investments (Cost $4,944,156)		4,944,156
Total Investments (Cost $136,278,638)		200,002,256
Other Assets and Liabilities, net - 0.6%		1,107,781
NET ASSETS - 100.0%		$201,110,037

See accompanying notes to schedule of investments.

Elfun International Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2021	25	$2,742,282	$2,740,000	$(2,282)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to $4,080,033 or 2.03% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(d)	Coupon amount represents effective yield.
(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2021.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities
	Common Stock	$195,058,100	$—	$—	$195,058,100
	Short-Term Investments	4,944,156	—	—	4,944,156
	Total Investments in Securities	$200,002,256	$—	$—	$200,002,256
	Other Financial Instruments
	Long Futures Contracts - Unrealized Depreciation	$(2,282)	$—	$—	$(2,282)
The Fund was invested in the following sectors at March 31, 2021 (unaudited):
Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.08%
Diversified Banks	7.08%
Semiconductor Equipment	5.22%
Life & Health Insurance	4.97%
Packaged Foods & Meats	4.85%
Building Products	4.76%
See accompanying notes to schedule of investments.

Elfun International Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Sector	Percentage (based on Fair Value)
Electrical Components & Equipment	4.32%
Apparel, Accessories & Luxury Goods	4.12%
Apparel Retail	4.06%
Personal Products	3.21%
Application Software	3.02%
Industrial Gases	2.71%
Integrated Oil & Gas	2.58%
Semiconductors	2.53%
Healthcare Supplies	2.44%
Trading Companies & Distributors	2.44%
Human Resource & Employment Services	2.30%
Aerospace & Defense	2.26%
Electronic Equipment & Instruments	2.22%
Specialty Chemicals	2.05%
Data Processing & Outsourced Services	2.04%
Electronic Components	1.98%
Diversified Metals & Mining	1.93%
Construction Materials	1.88%
Movies & Entertainment	1.86%
Multi-Line Insurance	1.80%
Financial Exchanges & Data	1.74%
Construction Machinery & Heavy Trucks	1.66%
Wireless Telecommunication Services	1.59%
Property & Casualty Insurance	1.54%
Industrial Machinery	1.17%
Security & Alarm Services	1.14%
Asset Management & Custody Banks	1.07%
Internet & Direct Marketing Retail	0.58%
Healthcare Services	0.33%
97.53%

Short-Term Investments
Short-Term Investments	2.47%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,981,767	$1,981,767	$3,983,998	$3,502,164	$—	$—	2,463,601	$2,463,601	$172
State Street Institutional Treasury Money Market Fund - Premier Class	1,998,676	1,998,676	3,984,043	3,502,164	—	—	2,480,555	2,480,555	39
TOTAL		$3,980,443	$7,968,041	$7,004,328	$—	$—		$4,944,156	$211
See accompanying notes to schedule of investments.

Elfun International Equity Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value,

Elfun International Equity Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2021, the Fund entered into futures contracts Equitization of Cash.